Financial instruments - Carrying amounts of lease liabilities and the movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Amount beginning of the year	€ 189,140	€ 176,823
Foreign currency Translation	6,027	(958)
Additions	7,241	33,975
Divestment	(3,543)
Disposals	(27,604)	(4,086)
Accretion of interest	4,727	5,831	€ 3,841
Payments	(24,124)	(22,446)
Amount end of the year	€ 151,863	€ 189,140	€ 176,823